KRANESHARES TRUST

KraneShares Dow Jones China Select Dividend ETF

KraneShares CSI New China ETF

KraneShares CSI China Internet ETF

KraneShares CSI China Consumer Discretionary ETF

KraneShares CSI China Consumer Staples ETF

KraneShares CSI China Urbanization ETF

KraneShares FTSE Emerging Markets Plus ETF

(collectively, the “Funds”)

Supplement dated December 10, 2015 to the

Summary Prospectus and Statutory Prospectus (each, a “Prospectus”

and together, the “Prospectuses”) for each Fund

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses listed above and should be read in conjunction with the Prospectuses.

On December 1, 2015, the sub-advisory agreement between Krane Funds Advisors, LLC (“Krane”), the adviser to each Fund, and Index Management Solutions, LLC (“IMS”), the sub-adviser to each Fund, terminated. Accordingly, IMS ceased providing, and Krane commenced providing, day-to-day portfolio management services to the Funds. Therefore, the following changes apply to the Prospectuses.

1.	All references to Index Management Solutions, LLC and the Sub-Adviser in the Prospectuses are deleted in their entirety.

2.	In the “Fund Summary” section of the Prospectuses, the “Portfolio Managers” sub-section is deleted in its entirety and replaced with the following:

Portfolio Manager
Mark Schlarbaum, Managing Partner of the Adviser, has had primary responsibility for trading the Fund’s portfolio securities since December 2015.

3.	In the “Management” section of the Statutory Prospectuses, the “Portfolio Managers” sub-section is deleted in its entirety and replaced with the following:

Portfolio Manager

Mark Schlarbaum, Managing Partner of Krane, has had primary responsibility for trading the Fund’s portfolio securities since December 2015. He joined Krane in April 2015 and has over 23 years of experience in the investment management industry. Previously, he was vice president of equity trading at T. Rowe Price (1997-2003); co-founder of Schlarbaum Capital Management (2002-2006); head equity trader at Global Capital Management (2007-2009); managing director of Palliser Bay (2009-2014); and principal business developer at Trident Distribution Partners (2014-2015). Mr. Schlarbaum graduated with a bachelor’s degree in psychology and economics from Purdue University.

Additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares is available in the SAI.

4.	In the “Additional Information” section of the Statutory Prospectuses, the third paragraph is deleted in its entirety and replaced with the following:

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Fund’s SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund or the Adviser. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust enters into contractual arrangements with various parties, including among others, the Fund's investment adviser, sub-adviser(s) (if applicable), distributor, custodian, and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

KRANESHARES TRUST

KraneShares Dow Jones China Select Dividend ETF

KraneShares CSI New China ETF

KraneShares CSI China Internet ETF

KraneShares CSI China Consumer Discretionary ETF

KraneShares CSI China Consumer Staples ETF

KraneShares CSI China Urbanization ETF

KraneShares FTSE Emerging Markets Plus ETF

(collectively, the “Funds”)

Supplement dated December 10, 2015 to the

Statement of Additional Information for each Fund

On December 1, 2015, the sub-advisory agreement between Krane Funds Advisors, LLC (“Krane”), the adviser to each Fund, and Index Management Solutions, LLC (“IMS”), the sub-adviser to each Fund, terminated. Accordingly, IMS ceased providing, and Krane commenced providing, day-to-day portfolio management services to the Funds. Therefore, the following changes apply to the Statements of Additional Information.

1.	All references to Index Management Solutions, LLC, the Sub-Adviser and the Advisers in the Statements of Additional Information are deleted in their entirety.

2.	In the “Investment Adviser” or “Investment Manager” section of the Statements of Additional Information, as applicable, the third sentence in the second paragraph is deleted in its entirety and replaced with the following:

The Adviser also arranges for transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Fund to operate.

3.	The “Portfolio Managers” section of the Statements of Additional Information for the KraneShares Dow Jones China Select Dividend ETF, KraneShares CSI New China ETF, KraneShares CSI China Discretionary ETF, KraneShares CSI China Urbanization ETF and KraneShares FTSE Emerging Markets Plus ETF is deleted in its entirety and replaced with the following:

PORTFOLIO MANAGER

Mark Schlarbaum, Managing Partner of Krane, has had primary responsibility for trading the Fund’s portfolio securities since December 2015. He joined Krane in April 2015 and has over 23 years of experience in the investment management industry. Previously, he was vice president of equity trading at T. Rowe Price (1997-2003); co-founder of Schlarbaum Capital Management (2002-2006); head equity trader at Global Capital Management (2007-2009); managing director of Palliser Bay (2009-2014); and principal business developer at Trident Distribution Partners (2014-2015). Mr. Schlarbaum graduated with a bachelor’s degree in psychology and economics from Purdue University.

Portfolio Manager Fund Ownership. As of September 30, 2015, the Portfolio Manager did not beneficially own shares of the Fund.

Other Accounts. The Portfolio Manager is responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Mr. Mark Schlarbaum	0	$0	0	$0	0	$0

* Information provided is as of September 30, 2015. None of the accounts paid advisory fees based on the performance of the accounts.

Portfolio Manager Compensation. The Portfolio Manager receives a fixed base salary and incentive awards based on the profitability of the Adviser and the satisfaction of the account objectives. The potential conflicts of interest arising with respect to the Portfolio Manager’s compensation are limited because the Fund seeks to track the performance of the Underlying Index, which makes it unlikely, but not impossible, that the Portfolio Manager would take undue risks in investing the Fund’s assets to increase performance. Nevertheless, to the extent the Portfolio Manager would derive additional compensation from managing other accounts, the Portfolio Manager may be motivated to favor the other accounts.

Description of Material Conflicts of Interest. The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge of the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

4.	The “Portfolio Managers” section of the Statement of Additional Information for the KraneShares CSI China Internet ETF is deleted in its entirety and replaced with the following:

PORTFOLIO MANAGER

Mark Schlarbaum, Managing Partner of Krane, has had primary responsibility for trading the Fund’s portfolio securities since December 2015. He joined Krane in April 2015 and has over 23 years of experience in the investment management industry. Previously, he was vice president of equity trading at T. Rowe Price (1997-2003); co-founder of Schlarbaum Capital Management (2002-2006); head equity trader at Global Capital Management (2007-2009); managing director of Palliser Bay (2009-2014); and principal business developer at Trident Distribution Partners (2014-2015). Mr. Schlarbaum graduated with a bachelor’s degree in psychology and economics from Purdue University.

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Portfolio Manager Fund Ownership. As of September 30, 2015, the Portfolio Manager beneficially owned between $50,001–$100,000 of Fund shares.

Other Accounts. The Portfolio Manager is responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Mr. Mark Schlarbaum	0	$0	0	$0	0	$0

* Information provided is as of September 30, 2015. None of the accounts paid advisory fees based on the performance of the accounts.

Portfolio Manager Compensation. The Portfolio Manager receives a fixed base salary and incentive awards based on the profitability of the Adviser and the satisfaction of the account objectives. The potential conflicts of interest arising with respect to the Portfolio Manager’s compensation are limited because the Fund seeks to track the performance of the Underlying Index, which makes it unlikely, but not impossible, that the Portfolio Manager would take undue risks in investing the Fund’s assets to increase performance. Nevertheless, to the extent the Portfolio Manager would derive additional compensation from managing other accounts, the Portfolio Manager may be motivated to favor the other accounts.

Description of Material Conflicts of Interest. The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge of the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

5.	In the “Brokerage Transactions” section of the Statements of Additional Information for the KraneShares Dow Jones China Select Dividend ETF, KraneShares CSI New China ETF, KraneShares CSI China Internet ETF, KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Consumer Staples ETF, and KraneShares CSI China Urbanization ETF, the first four paragraphs are deleted in their entirety and replaced with the following:

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The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. Although the Adviser strives to obtain the best net price under prevailing circumstances surrounding each trade, the determinative factor is whether a transaction represents the best overall execution for the Fund and not whether the lowest possible transaction cost is obtained. The Adviser considers the full range and quality of a broker-dealer’s servicing in selecting the broker to meet best execution obligations, and may not pay the lowest transaction cost available. The Adviser reviews trading to ensure best execution, operational performance, and reasonable commission rates. Order flow may go through traditional broker-dealers, but may also be executed on an Electronic Communication Network, Alternative Trading System or other execution system.

When one or more broker-dealers is believed capable of providing the best combination of price and execution, a broker-dealer need not be selected based solely on the lowest commission rate available for a particular transaction. In such cases, a higher commission rate may be paid than otherwise obtainable from other brokers in return for brokerage research services provided consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that the Fund may pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as there is a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Adviser receives brokerage and research services as a result of Fund trades that it otherwise would acquire at its own expense, it may have incentive to order a greater volume of transactions or cause the Fund to pay higher commissions than would otherwise be the case.

The Adviser will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the Exchange Act. The types of products and services that the Adviser may obtain from broker-dealers through such arrangements may include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of brokerage and research services.

In some cases, the Adviser may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, a good faith allocation will be made between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

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6.	In the “Brokerage Transactions” section of the Statement of Additional Information for the KraneShares FTSE Emerging Markets Plus ETF, the first four paragraphs are deleted in their entirety and replaced with the following:

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. As discussed in the Prospectus and this SAI, Chinese regulations and market practice limit the PRC Brokers that may be available to execute portfolio transactions for the Fund’s investments in A-shares through a QFII or RQFII license. With respect to other instruments that the Fund may trade, although the Adviser strives to obtain the best net price under prevailing circumstances surrounding each trade, the determinative factor is whether a transaction represents the best overall execution for the Fund and not whether the lowest possible transaction cost is obtained. The Adviser considers the full range and quality of a broker-dealer’s servicing in selecting the broker to meet best execution obligations, and may not pay the lowest transaction cost available. The Adviser reviews trading to ensure best execution, operational performance, and reasonable commission rates. Order flow may go through traditional broker-dealers, but may also be executed on an Electronic Communication Network, Alternative Trading System or other execution system.

When one or more broker-dealers is believed capable of providing the best combination of price and execution, a broker-dealer need not be selected based solely on the lowest commission rate available for a particular transaction. In such cases, a higher commission rate may be paid than otherwise obtainable from other brokers in return for brokerage research services provided consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that the Fund may pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as there is a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Adviser receives brokerage and research services as a result of Fund trades that it otherwise would acquire at its own expense, it may have incentive to order a greater volume of transactions or cause the Fund to pay higher commissions than would otherwise be the case.

The Adviser will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the Exchange Act. The types of products and services that the Adviser may obtain from broker-dealers through such arrangements may include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of brokerage and research services.

In some cases, the Adviser may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, a good faith allocation will be made between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

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